Note 25 - Derivative Financial Instruments - Commodities Derivative Contracts (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about hedging instruments [line items]
Fair value of derivatives	$ 23,678	$ (13)
Hedge accounting reserve	13,100	1,300
Cash flow hedges [member]
Disclosure of detailed information about hedging instruments [line items]
Hedge accounting reserve	13,122	1,259	$ (4,771)
Purchase Commodity [member] | Cash flow hedges [member]
Disclosure of detailed information about hedging instruments [line items]
Fair value of derivatives	(3,360)	(33)
Hedge accounting reserve	(7,963)	(33)
Purchase Commodity [member] | Commodities derivative contracts, Houston Ship Channel Gas [member] | Cash flow hedges [member]
Disclosure of detailed information about hedging instruments [line items]
Fair value of derivatives	(814)	(33)
Hedge accounting reserve	(814)	(33)
Purchase Commodity [member] | Commodities derivative contracts, LME Scrap [member] | Cash flow hedges [member]
Disclosure of detailed information about hedging instruments [line items]
Fair value of derivatives	29
Hedge accounting reserve	(3,148)
Purchase Commodity [member] | Commodities derivative contracts, Iron Ore [member] | Cash flow hedges [member]
Disclosure of detailed information about hedging instruments [line items]
Fair value of derivatives	12
Hedge accounting reserve	(1,274)
Purchase Commodity [member] | Commodities derivative contracts, Electric Energy [member] | Cash flow hedges [member]
Disclosure of detailed information about hedging instruments [line items]
Fair value of derivatives	(519)
Hedge accounting reserve	(519)
Purchase Commodity [member] | Commodities derivative contracts, TTF Gas [member] | Cash flow hedges [member]
Disclosure of detailed information about hedging instruments [line items]
Fair value of derivatives	(2,068)
Hedge accounting reserve	$ (2,207)